Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,786,817	2,394,490
Number of Options Outstanding, Granted	317,560	451,110
Number of Options Outstanding, Exercised	(398,880)	(1,056,363)
Number of Options Outstanding, Forfeited		(2,420)
Number of Options Outstanding, Ending balance	1,705,497	1,786,817
Weighted Average Exercise Price, Beginning balance	$ 29.54	$ 27.08
Weighted Average Exercise Price, Granted	49.86	33.47
Weighted Average Exercise Price, Exercised	24.96	25.70
Weighted Average Exercise Price, Forfeited		32.01
Weighted Average Exercise Price, Ending balance	$ 34.40	$ 29.54